SHARE CAPITAL AND OTHER RESERVES - Changes in share options (Details)	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of share options
Outstanding, beginning balance | shares	3,621,666	3,463,333
Forfeited | shares	(62,500)	0
Expired | shares	0	(66,667)
Outstanding, ending balance | shares	3,559,166	3,396,666
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 1.01	$ 1.06
Forfeited | $ / shares	0.77	0
Expired | $ / shares	0	2.25
Outstanding, ending balance | $ / shares	$ 1.03	$ 1.03